SUPPLEMENT DATED OCTOBER 1, 2010

TO PROSPECTUSES DATED APRIL 25, 2007
FOR FUTURITY ACCUMULATOR VARIABLE UNIVERSAL LIFE INSURANCE AND
FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

Effective November 15, 2010, the following investment options are closed to premium and transfer allocations:

DWS Small Cap Index VIP
Franklin Templeton VIP Founding Funds Allocation Fund
SCSM BlackRock Large Cap Index Fund

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Accumulator Protector 10/2010